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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 6, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor Class and Institutional Class shares, as applicable, of each of the Funds listed below:

AIM Energy Fund
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TECHNOLOGY FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2007:

                                        OTHER REGISTERED MUTUAL FUNDS    OTHER POOLED INVESTMENT VEHICLES   OTHER ACCOUNTS MANAGED
                                          MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)      (ASSETS IN MILLIONS)
                      DOLLAR RANGE OF   ------------------------------   --------------------------------   -----------------------
                      INVESTMENTS IN         NUMBER OF                           NUMBER OF                     NUMBER OF
"PORTFOLIO MANAGER      EACH FUND(1)         ACCOUNTS     ASSETS                  ACCOUNTS   ASSETS            ACCOUNTS    ASSETS
------------------    ---------------        ---------   --------                ---------   ------            ---------   -------
AIM TECHNOLOGY FUND
Warren W.
Tennant (2)           $10,001-$50,000            5       $4,562.8                  None      None                None       None


(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Tennant began serving as portfolio manager on AIM Technology Fund on February 4, 2008."